FIRST AMERICAN INVESTMENT FUNDS, INC.

                               CAPITAL GROWTH FUND
                              GROWTH & INCOME FUND
                               RELATIVE VALUE FUND


                       Supplement Dated February 22, 2002,
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                        -------------------------------

Effective February 22, 2002, Capital Growth Fund, Growth & Income Fund and Relative Value Fund will be closed to new investors. If you have questions, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.



























---------------------- -------------------------------- ------------------------
   NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE
---------------------- -------------------------------- ------------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.
                                                                     LG CP STICK

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            SCIENCE & TECHNOLOGY FUND


                       Supplement Dated February 22, 2002,
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                       ---------------------------------

Effective February 22, 2002, Science & Technology Fund will be closed to new investors. If you have questions, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.






























------------------------- ------------------------------ -----------------------
   NOT FDIC INSURED             NO BANK GUARANTEE              MAY LOSE VALUE
------------------------- ------------------------------ -----------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.
                                                                      SECT STICK